   As Filed with the Securities and Exchange Commission on December 23, 1996

                                                       Registration Nos. 333-447
                                                                        811-7505
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                           -----------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                        Pre-Effective Amendment No. 3                        /X/

                        Post-Effective Amendment No.                         / /
                                   and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            /X/

                              Amendment No.  3

                       (Check appropriate box or boxes)                      /X/

                         ---------------------------

                              INTRUST FUNDS Trust
               (Exact Name of Registrant as Specified in Charter)

                               3435 Stelzer Road
                             Columbus, Ohio  43219
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (888)266-8787

                                George Martinez
                              BISYS Fund Services
                               3435 Stelzer Road
                             Columbus, Ohio  43219
                   (Name and Address of Agent for Service)

                                    Copy to:
                             Steven R. Howard, Esq.
                                Baker & McKenzie
                                805 Third Avenue
                           New York, New York  10022

         Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

         Registration has elected, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of shares by this registration statement. In accordance with Rule 24f-2, a registration fee in the amount of $500 has previously been paid.

                         ---------------------------


         This registration statement shall become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.


         This Amendment includes the Signature Page of the Master Fund for the International Multi-Manager Stock Fund.


================================================================================

Total Pages:
              ---
Exhibit Index:
                ---

       REFERENCE IS MADE TO PARTS A AND B OF PRE-EFFECTIVE AMENDMENT #2

                           PART C. OTHER INFORMATION

Item 24.         Financial Statements and Exhibits

         (a)     (1)            Financial Statements included in Part A of this
                                Registration Statement:  None.

                 (2) Financial Statements included in Part B of this Registration Statement: Statement of Assets and Liabilities.

         (b)     Exhibits

                   (1)            Trust Instrument.

                   (2)            Bylaws of Registrant.

                   (3)            None.

                   (4)            None.


                   (5)(a) Form of Master Investment Advisory Agreement and Supplements between Registrant and Adviser.



                   (5)(b) Form of Sub-Advisory Agreements between Adviser and Sub-Advisers.





                   (5)(d) Form of Master Administration Agreement and Supplements between Registrant and Administrator.

                   (6) Form of Master Distribution Contract and Supplements between Registrant and Distributor.

                   (7)            None.


                   (8) Form of Custodian Contract between Registrant and Custodian.


                   (9)(a) Form of Transfer Agency and Service Agreement between Registrant and Transfer Agent.


(9)(b)         Form of Service Organization Agreement.

                   (10)           Consent of Baker & McKenzie, counsel to
                                  Registrant.

                   (11)           Consent of Independent Accountants.

                   (12)           None.


                   (13)           Subscription Agreement.


                   (14)           None.

                   (15) Form of Rule 12b-1 Distribution Plan and Agreement between Registrant and Distributor.

                  *(16)           Schedule of Computation of Performance
                                  Calculation.

                  *(17)           Financial Data Schedule.

                   (18)           Rule 18f-3 Plan.



Other Exhibits

                   (A)            Power Of Attorney.


------------------------------------

        *To be filed by Amendment.

Item 25.    Persons Controlled by or under Common Control with Registrant.

            None.



Item 26.    Number of Holders of Securities at December 23, 1996.


                 Money Market Fund                                 One

                 Short-Term Bond Fund

                 Intermediate Bond Fund

                 Stock Fund
                 International Multi-Manager Stock Fund
                 Kansas Tax-Exempt Bond Fund

Item 27.         Indemnification.

                 As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement),
Section 4 of the Master Investment Advisory Contract between Registrant and the Adviser (Exhibit 5(a) to this Registration Statement), and Section 14 of the Master Distribution Contract between Registrant and the Distributor (Exhibit 6 to this Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

                 Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                 The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

                 Section 4 of the Master Investment Advisory Contract between Registrant and the Adviser and Section 9 of the Master Distribution Contract between Registrant and the Distributor limit the liability of the Adviser, and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

                 The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contracts and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.


Item 28.         Business and Other Connections of INTRUST Bank, N.A.

                 INTRUST Bank, N.A. is a majority-owned subsidiary of INTRUST Financial Corporation (formerly First Bancorp of Kansas), a bank holding company. INTRUST Bank, N.A. is a national banking association which provides a full range of banking and trust services to clients. As of September 30, 1996 total assets under management were approximately $1.17 billion. The principal place of business address of the Adviser is 105 North Main Street, Box One, Wichita, Kansas 67201. The executive officers of INTRUST Bank, N.A. and INTRUST Financial Corporation and such executive officers' positions during the past two years are as follows:

                           Name                     Position and Offices
                           ----                     --------------------

         Item 29.         Principal Underwriter

                 (a) BISYS acts as Distributor/Underwriter for other registered investment companies.

                 (b)      Officers and Directors.

Name and Principal                      Positions and Offices with             Positions and Offices with
Business Address                        Registrant                             Underwriter
------------------------------          ---------------------------------      -------------------------------
BISYS Fund Services, Inc.               None                                   Sole General Partner
3435 Stelzer Road
Columbus, Ohio 43219

WC Subsidiary Corporation               None                                   Sole Limited Partner
150 Clove Road
Little Falls, New Jersey 07424
The BISYS Group, Inc.                   None                                   Sole Shareholder
150 Clove Road
Little Falls, New Jersey 07424

------------------------------          ---------------------------------      -------------------------------



                 (c)      Not applicable.


Item 30.         Location of Accounts and Records

                 All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of BISYS located at 3435 Stelzer Road, Columbus, Ohio 43219 and INTRUST at 105 North Main Street, Box One, Wichita, Kansas 63201 and AMR Investment Services, Inc., at 4333 Amon Carter Boulevard, MD, 5645, Fort Worth, Texas 76155.


Item 31.         Management Services

                 Not applicable.



Item 32.         Undertakings.

                 (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

                 (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

                 (c) Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act Registration Statement.

                 (d) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES



                 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on December 23, 1996.



                                                 INTRUST FUNDS TRUST



                                                 By:
                                                    ---------------------------
                                                         Eric Rubin, President

                 Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                 Signature                                Title                             Date
                 ---------                                -----                             ----
 /s/Terry L. Carter*
 -------------------
 Terry L. Carter                             Trustee                                  December 23, 1996

 /s/Thomas F. Kice*
 ------------------
 Thomas F. Kice                              Trustee                                  December 23, 1996

 /s/George Mileusnic*
 --------------------
 George Mileusnic                            Trustee                                  December 23, 1996

 /s/John J. Pileggi
 -------------------
 John J. Pileggi                             Trustee                                  December 23, 1996


 /s/Thomas E. Shea*
 ------------------
 Thomas E. Shea                              Trustee                                  December 23, 1996

 /s/Eric Rubin
 -------------
 Eric Rubin                                  President and Treasurer                  December 23, 1996



*By
    --------------------------------------
     John J. Pileggi, Attorney-In-Fact


*Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 2.

                                   SIGNATURES


         AMR Investment Services Trust has duly caused this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the INTRUST FUNDS Trust to be signed on its behalf by the undesigned only with respect to disclosures relating to the International Equity Portfolio, a series of the AMR Investment Services Trust, thereunto duly authorized, in the City of Fort Worth and the State of Texas on December 23, 1996.


            AMR INVESTMENT SERVICES TRUST


            By:
               ----------------------------------
               William P. Quinn
               President

Attest:


-------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary


         This Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the INTRUST Funds Trust has been signed below by the following persons in the capacities and on the dates indicated only with respect to disclosures relating to the International Equity Portfolio, a series of the AMR Investment Services Trust.



Signature                                           Title                   Date
---------                                           -----                   ----
--------------------------                          President and           December 23, 1996
William F. Quinn                                    Trustee


--------------------------                          Trustee                 December 23, 1996
Alan D. Feld


--------------------------                          Trustee                 December 23, 1996
Ben J. Fortson


--------------------------                          Trustee                 December 23, 1996
John S. Justin


--------------------------                          Trustee                 December 23, 1996
Stephen D. O'Sullivan


--------------------------                          Trustee                 December 23, 1996
Roger T. Staubach



*By
   ------------------------------
   William F. Quinn, Attorney-In-Fact

                                EXHIBIT INDEX
                                -------------



Exhibit Number           Description
--------------           -----------
   (1)            Trust Instrument.

   (2)            Bylaws of Registrant.

   (5)(a) Form of Master Investment Advisory Agreement and Supplements between Registrant and
                  Adviser.

   (5)(b)         Form of Sub-Advisory Agreements between
                  Adviser and Sub-Advisers.

   (8) Form of Custodian Contract between Registrant and Custodian.

   (9)(b)         Service Organization Agreement.


  (13)            Subscription Agreement.
